Other Non-Current Assets (Tables)	12 Months Ended
Jun. 30, 2022
Text block [abstract]
Disclosure of Other Noncurrent Assets

	Consolidated
	June 30, 2022	June 30, 2021
	A$	A$

Prepayments	495,660	454,190

	495,660	454,190